Consolidated Statement of Changes in Stockholders' Deficit - USD ($)		Class E Preferred Stock	Series F Preferred Stock	Series G Preferred Stock	Common Stock		Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2020		$ 50			$ 59,539		$ 15,697,140	$ (23,496,792)	$ (7,740,063)
Balance (in Shares) at Jun. 30, 2020		500,000			3,140,196	[1]
Common stock issued for services					$ 10,580		2,767,970		2,778,550
Common stock issued for services (in Shares)	[1]				529,000
Common stock issued in exchange for debt reduction					$ 138,281		12,892,954		13,031,235
Common stock issued in exchange for debt reduction (in Shares)	[1]				6,914,064
Issuance of common stock to warrant holders
Issuance of common stock to warrant holders (in Shares)	[1]				1,248,961
Commitment shares issued					$ 5,750		1,171,250		1,177,000
Commitment shares issued (in Shares)	[1]				287,500
Common stock issued under Equity Purchase Agreement					$ 65,594		13,535,735		13,601,329
Common stock issued under Equity Purchase Agreement (in Shares)	[1]				3,279,693
Common stock issued in acquisition					$ 1,000		150,000		151,000
Common stock issued in acquisition (in Shares)	[1]				50,000
Common stock issued as collateral
Common stock issued as collateral (in Shares)	[1]				250,000
Consolidated net loss								(24,434,336)	(24,434,336)
Balance at Jun. 30, 2021		$ 50			$ 280,744	[1]	46,215,049	(47,931,128)	$ (1,435,285)
Balance (in Shares) at Jun. 30, 2021		500,000			15,699,414	[1]			15,449,221
Common stock issued for services					$ 250	[1]	32,500		$ 32,750
Common stock issued for services (in Shares)					12,500	[1]
Fair value of warrants
Common stock issued under Equity Purchase Agreement					$ 9,000	[1]	1,082,000		1,091,000
Common stock issued under Equity Purchase Agreement (in Shares)					450,000	[1]
Consolidated net loss						[1]		(386,027)	(386,027)
Consolidated net loss (in Shares)	[1]
Balance at Sep. 30, 2021		$ 50			$ 289,994	[1]	47,329,549	(48,317,155)	(697,562)
Balance (in Shares) at Sep. 30, 2021		500,000			16,161,914	[1]
Balance at Jun. 30, 2021		$ 50			$ 280,744	[1]	46,215,049	(47,931,128)	$ (1,435,285)
Balance (in Shares) at Jun. 30, 2021		500,000			15,699,414	[1]			15,449,221
Common stock issued for services					$ 1,470		109,382		$ 110,852
Common stock issued for services (in Shares)					73,517	[1]
Common stock issued under Purchase Agreement					$ 10,000		490,000		500,000
Common stock issued under Purchase Agreement (in Shares)					500,000	[1]
Commitment shares issued					$ 6,400		807,350		813,750
Commitment shares issued (in Shares)					1,812,500	[1]
Common stock issued under Equity Purchase Agreement					$ 22,500		2,121,000		2,143,500
Common stock issued under Equity Purchase Agreement (in Shares)					1,125,000	[1]
Retirement of Series E Preferred		$ (50)							(50)
Retirement of Series E Preferred (in Shares)		(500,000)				[1]
Issuance of Series F Preferred			$ 11				1,824,989		1,825,000
Issuance of Series F Preferred (in Shares)			11,414			[1]
Issuance of Series G Preferred
Issuance of Series G Preferred (in Shares)				51
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)
Cancellation of fractional shares of common stock resulting from reverse split (Note 1) (in Shares)					(241,303)	[1]
Common stock issued as charitable donation					$ 20		61,980		62,000
Common stock issued as charitable donation (in Shares)					200,000	[1]
Consolidated net loss								(6,250,956)	(6,250,956)
Balance at Jun. 30, 2022			$ 11		$ 321,134	[1]	51,629,750	(54,182,084)	$ (2,231,189)
Balance (in Shares) at Jun. 30, 2022			11,414	51	19,169,128	[1]			19,168,935
Common stock issued for services					$ 107	[1]	188,021		$ 188,128
Common stock issued for services (in Shares)					1,070,922	[1]
Commitment shares issued					$ 80	[1]	144,720		144,800
Commitment shares issued (in Shares)					800,000	[1]
Common stock issued for charitable donation					$ 35	[1]	52,465		52,500
Common stock issued for charitable donation (in Shares)					350,000	[1]
Fair value of warrants						[1]	150,000		150,000
Fair value of warrants (in Shares)						[1]
Return of common stock						[1]
Return of common stock (in Shares)					(36,500)	[1]
Consolidated net loss						[1]		(1,553,643)	(1,553,643)
Consolidated net loss (in Shares)	[1]
Balance at Sep. 30, 2022			$ 11		$ 321,356	[1]	$ 52,164,956	$ (55,735,727)	$ (3,249,404)
Balance (in Shares) at Sep. 30, 2022			11,414	51	21,353,550	[1]			21,353,357

[1]	All share amounts, including those in the accompany notes, have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.